Acquisitions - Pueblo West Organics (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Acquisitions
Cash outflow, net of cash acquired		$ 133,983	$ 37,820
Pueblo West Organics
Acquisitions
Cash	$ 58
Accounts receivable, net	9
Prepaid expenses and other current assets	56
Inventory	379
Property, plant and equipment, net	358
Right-of-use assets	1,611
Licenses	5,803
Deferred tax liabilities	(348)
Liabilities assumed	(1,892)
Net assets acquired	6,034
Cash consideration, net of working capital adjustments	6,034
Cash outflow, net of cash acquired	$ 5,976